GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 23,513	$ 16,451
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	21,821	14,210
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 1,692	$ 2,241